SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2023	May 07, 2023	May 07, 2023	Apr. 21, 2023	Jul. 30, 2020	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 06, 2023
Warrants to purchase common stock									250,000
Proceeds from warrant exercise								$ 3,000	$ 3,000
Defaults of covenants, description						If an event constituting an event of default under the Note occurs, including non-payment, defaults of covenants, an adverse judgment for payment of $500,000 or more, defaults on certain other indebtedness, bankruptcy-type events, or failure to maintain directors and officers insurance coverage of at least $1,000,000, and such event of default is not cured with the period specified, the obligations of the Company under the Note will become subject to immediate repayment obligations.
Class C Warrants [Member]
Exercise price of warrants or rights						$ 2.25	$ 2.25
Number of warrants exercised						16,538,473	16,538,473
Convertible Notes Payable [Member]
Debt description						$ 1.75	$ 1.75
Outstanding principal						$ 14,471,177	$ 14,471,177
Somahlution Warrant Offer Letter Agreements [Member] | Class C Warrants [Member]
Exercise price of warrants or rights						$ 0.10	$ 0.10
Number of warrants exercised						5,109,904	5,109,904
Somahlution Warrant Offer Letter Agreements [Member] | Convertible Notes Payable [Member]
Conversion rights to convertible notes							$ 4,471,177
Subsequent Event [Member]
Proceeds from warrant exercise	$ 265,216
Number of warrants exercised	2,652,159
Principal amount increased		$ 1,250,000
Subsequent Event [Member] | Common Class D [Member] | Common Stock [Member]
Subordinated convertible promissory note											$ 1,000,000
Subsequent Event [Member] | Somahlution Warrant Offer Letter Agreements [Member]
Proceeds from warrant exercise				$ 299,996
Maximum [Member] | Somahlution Warrant Offer Letter Agreements [Member]
Convertible notes converted adjustment							44,711,770
Maximum [Member] | Somahlution Warrant Offer Letter Agreements [Member] | Class C Warrants [Member]
Number of warrants exercised						114,972,840	114,972,840
Maximum [Member] | Subsequent Event [Member]
Debt principal payment			$ 1,250,000
Maximum [Member] | Subsequent Event [Member] | Somahlution Warrant Offer Letter Agreements [Member]
Exercise price of warrants or rights				$ 5.00
Minimum [Member] | Somahlution Warrant Offer Letter Agreements [Member]
Convertible notes converted adjustment							2,554,944
Minimum [Member] | Subsequent Event [Member]
Debt principal payment			$ 1,000,000
Minimum [Member] | Subsequent Event [Member] | Somahlution Warrant Offer Letter Agreements [Member]
Exercise price of warrants or rights				$ 0.10
Somahlution [Member]
Number of restricted stock issued					10,000,000
Warrants term					5 years
Warrants to purchase common stock					2,999,955
Exercise price of warrants or rights					$ 5.00